AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 101.0%
Asset-Backed Securities — 5.9%
Automobiles — 3.5%
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	1,100	$1,102,016
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	614,884
CarMax Auto Owner Trust,
Series 2021-04, Class C
1.380%	07/15/27	50	49,681
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	50	50,000
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	970	966,363
Series 2021-A, Class C
0.830%	08/15/28	50	49,466
Santander Drive Auto Receivables Trust,
Series 2021-01, Class C
0.750%	02/17/26	50	50,205
Series 2021-03, Class C
0.950%	09/15/27	975	976,763
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	50	49,832
			3,909,210
Collateralized Loan Obligations — 1.7%
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A
0.000%(cc)	10/17/32	250	250,000
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A
0.000%(cc)	10/20/34	250	249,937
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A
0.000%(cc)	10/15/34	250	249,938
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.061%(c)	05/20/29	193	192,908
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A
0.000%(cc)	10/15/34	250	250,000
OZLM IX Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A
0.000%(cc)	10/20/31	250	250,000
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A
0.000%(cc)	10/15/34	250	249,937
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A
0.000%(cc)	10/29/34	250	250,000
			1,942,720
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans — 0.6%
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	$607,891
SoFi Consumer Loan Program Trust,
Series 2021-01, Class A, 144A
0.490%	09/25/30	100	99,993
			707,884
Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2019-02, Class A
2.670%	11/15/24	100	101,356

Total Asset-Backed Securities (cost $6,660,702)			6,661,170
Commercial Mortgage-Backed Securities — 9.8%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	100	102,972
BANK,
Series 2020-BN25, Class A4
2.399%	01/15/63	650	664,086
Series 2021-BN31, Class A3
1.771%	02/15/54	100	97,549
Barclays Commercial Mortgage Securities Trust,
Series 2021-C10, Class ASB
2.268%	07/15/54	75	77,050
Benchmark Mortgage Trust,
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	97,889
CFCRE Commercial Mortgage Trust,
Series 2017-C08, Class A4
3.572%	06/15/50	400	436,306
Citigroup Commercial Mortgage Trust,
Series 2017-P08, Class A3
3.203%	09/15/50	300	320,509
Commercial Mortgage Trust,
Series 2014-UBS05, Class A4
3.838%	09/10/47	210	225,974
Series 2015-PC01, Class A5
3.902%	07/10/50	75	81,774
Series 2016-COR01, Class A3
2.826%	10/10/49	300	314,008
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	548,713
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	2,176,309
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	930	999,509
Series 2014-C24, Class A5
3.639%	11/15/47	2,000	2,145,457
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4
3.732%	05/15/48	400	435,759
A1

AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%	06/15/54	50	$51,145
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	150	154,608
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	2,101,690
Series 2016-LC24, Class A4
2.942%	10/15/49	40	42,613

Total Commercial Mortgage-Backed Securities (cost $11,079,640)			11,073,920
Corporate Bonds — 14.6%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	30	31,078
2.950%	02/01/30	295	300,553
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	20,471
			352,102
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	10	9,623
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	130	130,065
			139,688
Airlines — 0.0%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.250%	05/04/25	20	22,635
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	405	396,930
2.400%	04/10/28	30	30,321
			427,251
Banks — 6.0%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	715	729,892
Sr. Unsec’d. Notes, MTN
3.124%(ff)	01/20/23	25	25,207
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	40,742
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	1,000	$1,029,367
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	200	199,076
3.375%	01/09/25	255	271,912
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.462%(ff)	06/09/27	25	24,867
2.561%(ff)	05/01/32	390	394,470
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	256,271
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23	1,000	1,055,220
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	235	237,773
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	15	15,033
2.580%(ff)	04/22/32	745	756,576
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	07/18/25	50	49,273
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	1,000	1,058,172
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	40	40,115
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	310	320,497
State Street Corp.,
Sub. Notes
2.200%	03/03/31	25	24,941
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	25,803
2.572%(ff)	02/11/31	270	275,356
			6,830,563
Commercial Services — 0.0%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	50	49,287
Diversified Financial Services — 0.8%
American Express Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
0.751%(c)	05/20/22	38	38,116
Capital One Financial Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.066%(c)	03/09/22	50	50,153

A2

AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.000%	04/17/23	250	$252,688
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	263,596
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26	250	246,554
			851,107
Electric — 0.1%
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	49,464
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	20,270
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	20,388
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23	15	15,056
			105,178
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	20,078
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	34,514
Healthcare-Services — 0.1%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	20,411
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	01/15/32	30	29,753
			50,164
Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	215	249,907
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	24,870
Machinery-Diversified — 0.0%
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	14,852
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32	485	$462,195
5.050%	03/30/29	20	23,357
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	384,601
			870,153
Mining — 0.4%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	400	397,988
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	43,713
Multi-National — 0.9%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	1,000	1,050,897
Oil & Gas — 0.4%
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	5	5,185
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	425	406,441
4.450%	01/15/26	15	16,734
			428,360
Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	40	42,860
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	20,433
Cigna Corp.,
Gtd. Notes
4.500%	02/25/26	20	22,538
Sr. Unsec’d. Notes
2.375%	03/15/31	320	323,061
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	10	11,403
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	10	10,798
Viatris, Inc.,
Gtd. Notes, 144A
2.700%	06/22/30	560	565,352
			996,445

A3

AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 1.4%
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	175	$188,941
4.950%	06/15/28	500	574,278
5.875%	01/15/24	25	27,447
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	25	27,691
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	205	213,643
4.350%	03/15/29	305	343,711
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	260	263,640
			1,639,351
Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/32	40	39,448
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31	5	4,931
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	5	5,054
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31	50	49,004
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	390,556
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	125	125,280
2.700%	07/15/31	20	20,195
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28	15	16,209
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31	315	324,150
			974,827
Retail — 0.0%
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31	30	29,723
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	25	24,921
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.0%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/31	10	$9,918
Telecommunications — 0.9%
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31	680	682,837
3.500%	04/15/25	25	26,913
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	275	278,989
			988,739

Total Corporate Bonds (cost $16,642,803)			16,627,231
Sovereign Bonds — 2.8%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	1,000	1,030,574
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	1,000	1,028,496
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	200	191,723
Province of British Columbia (Canada),
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	250	258,440
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	200	210,106
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.200%	05/16/24	200	213,636
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30	200	194,859

Total Sovereign Bonds (cost $3,128,343)			3,127,834
U.S. Government Agency Obligations — 17.5%
Federal Home Loan Bank
3.125%	09/12/25	120	131,012
3.250%	11/16/28(k)	1,000	1,128,928
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	100	98,626
6.750%	03/15/31	500	725,586
Federal National Mortgage Assoc.
1.625%	01/07/25	36	37,228
2.000%	TBA	3,500	3,503,145
2.500%	TBA	6,250	6,431,885
6.250%	05/15/29	500	673,110
Government National Mortgage Assoc.
2.500%	TBA	3,750	3,864,404
3.000%	TBA	3,000	3,129,023

A4

AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	$197,090

Total U.S. Government Agency Obligations (cost $19,895,691)			19,920,037
U.S. Treasury Obligations — 50.4%
U.S. Treasury Bonds
1.375%	11/15/40	4,365	3,922,362
2.250%	05/15/41	1,270	1,320,998
U.S. Treasury Notes
0.625%	05/15/30	2,065	1,928,194
0.750%	08/31/26	645	638,147
0.875%	11/15/30(k)	875	830,703
1.125%	02/15/31	225	217,969
1.250%	08/15/31	45,480	44,378,531
U.S. Treasury Strips Coupon
1.756%(s)	08/15/37	1,515	1,105,891
2.133%(s)	05/15/41	4,540	2,977,956

Total U.S. Treasury Obligations (cost $57,538,379)			57,320,751

Total Long-Term Investments (cost $114,945,558)			114,730,943

	Shares
Short-Term Investments — 9.7%
Affiliated Mutual Funds — 9.7%
PGIM Core Short-Term Bond Fund(wf)	651,479	6,000,120
PGIM Core Ultra Short Bond Fund(wf)	5,000,416	5,000,416

Total Affiliated Mutual Funds (cost $11,000,536)		11,000,536

Interest Rate	Maturity Date	Principal Amount (000)#
Certificate of Deposit — 0.0%
Canadian Imperial Bank of Commerce,
3 Month LIBOR + 0.090%
0.209%(c)	12/03/21	75	74,996
(cost $75,011)

Total Short-Term Investments (cost $11,075,547)				11,075,532

TOTAL INVESTMENTS—110.7% (cost $126,021,105)				125,806,475

Liabilities in excess of other assets(z) — (10.7)%				(12,167,056)

Net Assets — 100.0%				$113,639,419

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wf)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A5

AST BOND PORTFOLIO 2032 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
74	10 Year U.S. Treasury Notes	Dec. 2021	$9,739,094	$(2,411)
220	10 Year U.S. Ultra Treasury Notes	Dec. 2021	31,955,000	(152,551)
67	20 Year U.S. Treasury Bonds	Dec. 2021	10,667,656	(30,280)
				(185,242)
Short Positions:
64	2 Year U.S. Treasury Notes	Dec. 2021	14,083,500	(2,584)
189	5 Year U.S. Treasury Notes	Dec. 2021	23,198,274	(2,497)
				(5,081)
				$(190,323)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6